Income taxes - Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 1,811	$ 2,063
Pension obligation	388	374
Other liabilities	149	145
Renewable energy investment	156	205
Equity investments	56	57
Securities valuation	(29)	(31)
Leasing	(41)	(25)
Other assets	(55)	(31)
Credit losses on loans	(106)	(70)
Reserves not deducted for tax	(314)	(154)
Tax credit carryforward	0	(224)
Employee benefits	(252)	(253)
U.S. foreign tax credits	(96)	(100)
Valuation allowance	130	100
Net deferred tax liability	$ 1,797	$ 2,056